ASSET RETIREMENT OBLIGATIONS, CONTRACTUAL THIRD-PARTY RECLAMATION RECEIVABLES, AND RECLAMATION DEPOSITS - Carrying Value and Estimated Fair Value of Reclamation Deposits (Detail) (USD $)	3 Months Ended
	Dec. 31, 2011	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation [Line Items]
Reclamation deposits		$ 75,315,000	$ 74,921,000	$ 72,718,000
Gain on available-for-sale securities held as reclamation deposits	100,000
Carrying Value [Member]
Asset Retirement Obligation [Line Items]
Reclamation deposits		75,315,000	74,921,000
Carrying Value [Member] | Cash and cash equivalents
Asset Retirement Obligation [Line Items]
Reclamation deposits			63,525,000
Carrying Value [Member] | Held-to-maturity securities
Asset Retirement Obligation [Line Items]
Reclamation deposits			11,396,000
Fair Value [Member]
Asset Retirement Obligation [Line Items]
Reclamation deposits		76,028,000	75,611,000
Fair Value [Member] | Cash and cash equivalents
Asset Retirement Obligation [Line Items]
Reclamation deposits			63,525,000
Fair Value [Member] | Held-to-maturity securities
Asset Retirement Obligation [Line Items]
Reclamation deposits			$ 12,086,000